ACCOUNTING POLICIES (Details 2) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
ASSETS
Property, plant and equipment		$ 227.3	$ 243.0
Right-of-use assets		1,330.2	0.0	[1]
Intangible assets		283.9	301.6
Goodwill		324.7	315.0
Investments in associates		6.5	6.5		$ 3.1		$ 2.4
Deferred tax assets		79.9	83.9
Other non-current assets		33.9	27.4
Non-current assets		2,286.4	977.4
Inventories		185.2	190.7
Trade receivables		0.5	1.3
Other accounts receivable		54.0	46.8
Income tax receivables		2.7	0.8
Cash and cash equivalents		318.0	234.2		137.4		187.6
Current assets		560.4	473.8
Total assets		2,846.8	1,451.2
LIABILITIES AND SHAREHOLDERS' EQUITY
Equity attributable to equity holders of the parent		579.6	552.1
Non-controlling interests		79.2	84.8
Total equity		658.8	636.9		$ 572.4	[2]	$ 730.4
Borrowings		503.1	492.6
Lease obligations		1,098.1	0.0
Deferred tax liabilities		38.4	40.0
Post-employment benefit obligations		1.5	1.0
Non-current liabilities		1,641.8	533.6
Trade payables		124.6	105.5
Borrowings		45.9	51.4
Lease obligations		245.8	0.0
Income tax payables		1.4	2.3
Other liabilities		128.5	121.5
Current liabilities		546.2	280.7
Total liabilities		2,188.0	814.3
Total liabilities and shareholders' equity		$ 2,846.8	1,451.2
As Previously Published
ASSETS
Property, plant and equipment			243.0
Right-of-use assets			0.0
Intangible assets			301.6
Goodwill			315.0
Investments in associates			6.5
Deferred tax assets			83.9
Other non-current assets			27.4
Non-current assets			977.4
Inventories			190.7
Trade receivables			1.3
Other accounts receivable			46.8
Income tax receivables			0.8
Cash and cash equivalents			234.2
Current assets			473.8
Total assets			1,451.2
LIABILITIES AND SHAREHOLDERS' EQUITY
Equity attributable to equity holders of the parent			552.1
Non-controlling interests			84.8
Total equity			636.9
Borrowings			492.6
Lease obligations			0.0
Deferred tax liabilities			40.0
Post-employment benefit obligations			1.0
Non-current liabilities			533.6
Trade payables			105.5
Borrowings			51.4
Lease obligations			0.0
Income tax payables			2.3
Other liabilities			121.5
Current liabilities			280.7
Total liabilities			814.3
Total liabilities and shareholders' equity			1,451.2
IFRS 16 Implementation
ASSETS
Property, plant and equipment	[3]		0.0
Right-of-use assets	[3]		1,261.3
Intangible assets	[3],[4]		(3.7)
Goodwill	[3]		0.0
Investments in associates	[3]		0.0
Deferred tax assets	[3]		0.0
Other non-current assets	[3],[5]		5.6
Non-current assets	[3]		1,263.2
Inventories	[3]		0.0
Trade receivables	[3]		0.0
Other accounts receivable	[3],[5]		2.4
Income tax receivables	[3]		0.0
Cash and cash equivalents	[3]		0.0
Current assets	[3]		2.4
Total assets	[3]		1,265.6
LIABILITIES AND SHAREHOLDERS' EQUITY
Equity attributable to equity holders of the parent	[3]		0.0
Non-controlling interests	[3]		0.0
Total equity	[3]		0.0
Borrowings	[3]		0.0
Lease obligations	[3]		1,031.7
Deferred tax liabilities	[3]		0.0
Post-employment benefit obligations	[3]		0.0
Non-current liabilities	[3]		1,031.7
Trade payables	[3]		0.0
Borrowings	[3]		0.0
Lease obligations	[3]		237.0
Income tax payables	[3]		0.0
Other liabilities	[3],[6]		(3.1)
Current liabilities	[3]		233.9
Total liabilities	[3]		1,265.6
Total liabilities and shareholders' equity	[3]		1,265.6
Restated
ASSETS
Property, plant and equipment			243.0
Right-of-use assets			1,261.3
Intangible assets			297.9
Goodwill			315.0
Investments in associates			6.5
Deferred tax assets			83.9
Other non-current assets			33.0
Non-current assets			2,240.6
Inventories			190.7
Trade receivables			1.3
Other accounts receivable			49.2
Income tax receivables			0.8
Cash and cash equivalents			234.2
Current assets			476.2
Total assets			2,716.8
LIABILITIES AND SHAREHOLDERS' EQUITY
Equity attributable to equity holders of the parent			552.1
Non-controlling interests			84.8
Total equity			636.9
Borrowings			492.6
Lease obligations			1,031.7
Deferred tax liabilities			40.0
Post-employment benefit obligations			1.0
Non-current liabilities			1,565.3
Trade payables			105.5
Borrowings			51.4
Lease obligations			237.0
Income tax payables			2.3
Other liabilities			118.4
Current liabilities			514.6
Total liabilities			2,079.9
Total liabilities and shareholders' equity			$ 2,716.8

[1]	Hudson adopted the new lease standard IFRS 16 as of January 1, 2019. The non-current and current lease obligations represent the present value of Hudson's remaining lease payments from concession and other lease agreements. At the same time, Hudson recognized a right-of-use asset, which as of January 1, 2019, equaled the lease obligations less accrued lease expense and which will be depreciated over the remaining lease term. For additional information please refer to notes 2, 14 and 24.
[2]	Although the restructuring of Hudson took place on February 1, 2018, the respective opening balances of the interim consolidated statement of changes in equity are presented as if these transactions took place before January 1, 2018.
[3]	The amounts presented differ from the preliminary impact assessment presented in the consolidated financial statements for the year ended December 31, 2018 and the information reported in the interim consolidated financial statements for the periods ended March 31, 2019 and June 30, 2019. For details please refer to Hudson's interim consolidated financial statements for the nine months ended September 30, 2019 (note 2.2).
[4]	Prepaid and capitalized concession rights
[5]	Sublease receivables
[6]	Concession fee payables